Finance debt - Non-current finance debt maturity profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 24,183	$ 27,999
Current finance debt [abstract]
Collateral liabilities	704	571
Non-current finance debt due within one year	2,908	2,557
Other including bank overdraft	479	545
Total current finance debt	4,091	3,674
Commerical paper program issuance	$ 449	$ 500
Weighted average [member]
Non-current finance debt maturity profile [abstract]
Weighted average maturity (years)	9 years	9 years
Weighted average [member] | Interest Rate Non Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)	3.50%	3.41%
Weighted average [member] | Ineterest Rate Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)	1.65%	1.61%
Year 2 and 3 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 3,521	$ 6,478
Year 4 and 5 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	3,041	3,798
After 5 years [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 17,620	$ 17,723